Schedule of Supplemental Disclosures to Consolidated Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net cash provided by operating activities included:
Cash payments for interest	$ 54,306	$ 38,372	$ 85,222	$ 67,529	$ 86,778
Interest capitalized	(1,927)	(1,195)	(2,379)	(2,036)	(836)
Cash payments for interest, net of amounts capitalized	52,379	37,177	82,843	65,493	85,942
Cash (receipts) payments for income taxes	155		179	(21)	(23)
Non-cash investing activities included:
Asset retirement costs capitalized	416	242	2,522	1,488	1,322
Oil and natural gas properties acquired through increase (decrease) in accounts payable and accrued liabilities	39,418	(4,920)	(14,667)	25,773	(27,511)
Non-cash financing activities included:
Modification of Time Vesting equity awards to liability plan			$ 2,640